Segment Information - Schedule of Long-Lived Assets by Geographic Areas (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	¥ 1,538,829	¥ 1,149,205
Chinese mainland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,127,317	1,101,560
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	331,204	5,173
Rest of the World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	¥ 80,308	¥ 42,472